INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2012	2011

Original amounts:

Technology *)	$42,504	$48,448
Customer relationships	5,092	5,092
Marketing rights and patents	3,405	3,316
Backlog	526	526
Other	3,355	3,475

	54,882	60,857
Accumulated amortization:

Technology	13,345	7,024
Customer relationships	1,594	859
Marketing rights and patents	878	669
Backlog	526	472
Other	2,548	1,906

	18,891	10,930

	$35,991	$49,927

*)	During 2012 the Company recorded an impairment loss of $ 7,948 related to Wavestream's technology (see also note 1e(.

Schedule of Estimated Amortization Expenses
Year ending December 31,

2013	$6,717
2014	6,027
2015	5,983
2016	5,839
2017	5,741
2018 and thereafter	5,684

$35,991